Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Dates
30-Sep-2023
Actual/360 Days
31
30/360 Days
30
16-Oct-2023
15-Oct-2023
Collection Period No.
9
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Sep-2023
12-Oct-2023
13-Oct-2023
16-Oct-2023
15-Sep-2023
15-Sep-2023
Summary
Beginning
Balance
0.00
546,526,846.67
657,500,000.00
118,600,000.00
Principal
Payment
0.00
49,386,574.05
0.00
0.00
Ending
Balance
0.00
497,140,272.62
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
75.112660
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.756107
1.000000
1.000000
1,322,626,846.67
1,273,240,272.62
49,386,574.05
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,370,552,554.16
142,022,059.47
1,512,574,613.63
47,925,707.49
1,321,165,980.11
136,167,816.38
1,457,333,796.49
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,318,184.71
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
3.525756
3.758333
3.591667
Interest & Principal
Payment
0.00
51,704,758.76
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
78.638416
3.758333
3.591667
$54,601,834.60
T
otal
$5,215,260.55

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
60,310,076.96
0.00
60,310,076.96
52,461,877.35
6,109,783.44
964,915.77
559,120.66
0.00
0.00
214,379.74
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,260,478.84
0.00
0.00
5,215,260.55
0.00
0.00
49,386,574.05
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
60,310,076.96
4,447,763.52
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,260,478.84
0.00
0.00
0.00
1,260,478.84
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,215,260.55
0.00
2,318,184.71
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,215,260.55
0.00
2,318,184.71
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,215,260.55
5,215,260.55
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
49,386,574.05
0.00
0.00
0.00
49,386,574.05
Aggregate Principal Distributabl
e
Amount
49,386,574.05
49,386,574.05
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,552.02
197,827.72
214,379.74
4,792,570.75
0.00
16,552.02
16,552.02
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Pool Statistics
Pool Data
4.94%
45.33
22.91
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,512,574,613.63
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,457,333,796.49
43,863
44,748
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
34,171,444.77
18,290,432.58
0.00
2,778,939.79
Pool Factor
68.82%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
43,863
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.61%
0.92%
0.35%
0.12%
100.00%
1,437,015,249.43
13,455,916.44
5,088,997.46
1,773,633.16
1,457,333,796.49
43,466
282
86
29
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.471%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,941.24
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.948%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,209,738.95
1,274,692.54
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
69
515
Losses
(1)
Amount
2,778,939.79
959,712.07
544,535.18
Number of Receivables
Number of Receivables
Amount
21,687,286.04
10,449,130.25
3,028,416.84
Current
Cumulative
0.388%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.030%
Prior Collection Period 1.112 % Second Prior
Collection
Period
0.792
%
Third
Prior
Collection
Period
0.856%